Liabilities for Litigation	6 Months Ended
Jun. 30, 2025
Liabilities for Litigation [Abstract]
LIABILITIES FOR LITIGATION
14.	LIABILITIES FOR LITIGATION

There were no material changes to the Company’s liabilities for litigation that were disclosed in Note 18. Liabilities For Litigation to the Consolidated Financial Statements included in the annual report Form 20-F for the fiscal year ended December 31, 2024 filed with the SEC on May 2, 2025, and the litigations are only related to the entities held-for-sale as of June 30, 2025. Therefore, the related impact or balance on the financial statements of the litigations were reclassified to discontinued operations.